Prepaid Expenses and Other - Summary of Detailed Information about Prepaid and Other Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Prepaid And Other Expenses [Abstract]
Current prepaid expenses	$ 4,234	$ 2,542
Transaction costs on term loan	1,568
Total	$ 5,802	$ 2,542